Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of December 31,
	2024	2025
Foods	$159,379	$173,700
Consumables	124,777	100,849
Beverage	27,269	32,539
Total inventories	$311,425	$307,088